Investment Risks	Jul. 30, 2025
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Underlying funds that are passively managed attempt to track the performance of an unmanaged index of securities and as such their performance could be lower than actively managed funds, which may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline. In addition, errors in the construction of the index tracked by an underlying passively managed fund may have an adverse impact on the performance of such underlying fund.
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | IndustryExposureMember
Prospectus Line Items
Risk [Text Block]	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | MultipleSubAdviserRiskMember
Prospectus Line Items
Risk [Text Block]	Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | SmallCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | QuantitativeInvestingMember
Prospectus Line Items
Risk [Text Block]	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | InvestingInEtfsMember
Prospectus Line Items
Risk [Text Block]	Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
StrategicAdvisersUSTotalStockFund-PRO | Strategic Advisers U.S. Total Stock Fund | MidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect an underlying fund's yield.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Underlying funds that are passively managed attempt to track the performance of an unmanaged index of securities and as such their performance could be lower than actively managed funds, which may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline. In addition, errors in the construction of the index tracked by an underlying passively managed fund may have an adverse impact on the performance of such underlying fund.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | MultipleSubAdviserRiskMember
Prospectus Line Items
Risk [Text Block]	Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | QuantitativeInvestingMember
Prospectus Line Items
Risk [Text Block]	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | InvestingInEtfsMember
Prospectus Line Items
Risk [Text Block]	Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
StrategicAdvisersTax-SensitiveShortDurationFund-PRO | Strategic Advisers Tax-Sensitive Short Duration Fund | MunicipalMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund | ForeignAndEmergingMarketsRiskMember
Prospectus Line Items
Risk [Text Block]	Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Underlying funds that are passively managed attempt to track the performance of an unmanaged index of securities and as such their performance could be lower than actively managed funds, which may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline. In addition, errors in the construction of the index tracked by an underlying passively managed fund may have an adverse impact on the performance of such underlying fund.
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund | IndustryExposureMember
Prospectus Line Items
Risk [Text Block]	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund | QuantitativeInvestingMember
Prospectus Line Items
Risk [Text Block]	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund | HighPortfolioTurnoverMember
Prospectus Line Items
Risk [Text Block]	High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance.
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund | InvestingInEtfsMember
Prospectus Line Items
Risk [Text Block]	Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
StrategicAdvisersFidelityCoreIncomeFund-PRO | Strategic Advisers Fidelity Core Income Fund | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
StrategicAdvisersFidelityUSTotalStockFund-PRO | Strategic Advisers Fidelity U.S. Total Stock Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
StrategicAdvisersFidelityUSTotalStockFund-PRO | Strategic Advisers Fidelity U.S. Total Stock Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
StrategicAdvisersFidelityUSTotalStockFund-PRO | Strategic Advisers Fidelity U.S. Total Stock Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
StrategicAdvisersFidelityUSTotalStockFund-PRO | Strategic Advisers Fidelity U.S. Total Stock Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Underlying funds that are passively managed attempt to track the performance of an unmanaged index of securities and as such their performance could be lower than actively managed funds, which may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline. In addition, errors in the construction of the index tracked by an underlying passively managed fund may have an adverse impact on the performance of such underlying fund.
StrategicAdvisersFidelityUSTotalStockFund-PRO | Strategic Advisers Fidelity U.S. Total Stock Fund | IndustryExposureMember
Prospectus Line Items
Risk [Text Block]	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
StrategicAdvisersFidelityUSTotalStockFund-PRO | Strategic Advisers Fidelity U.S. Total Stock Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
StrategicAdvisersFidelityUSTotalStockFund-PRO | Strategic Advisers Fidelity U.S. Total Stock Fund | MultipleSubAdviserRiskMember
Prospectus Line Items
Risk [Text Block]	Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
StrategicAdvisersFidelityUSTotalStockFund-PRO | Strategic Advisers Fidelity U.S. Total Stock Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
StrategicAdvisersFidelityUSTotalStockFund-PRO | Strategic Advisers Fidelity U.S. Total Stock Fund | QuantitativeInvestingMember
Prospectus Line Items
Risk [Text Block]	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
StrategicAdvisersFidelityUSTotalStockFund-PRO | Strategic Advisers Fidelity U.S. Total Stock Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
StrategicAdvisersFidelityUSTotalStockFund-PRO | Strategic Advisers Fidelity U.S. Total Stock Fund | InvestingInEtfsMember
Prospectus Line Items
Risk [Text Block]	Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
StrategicAdvisersFidelityUSTotalStockFund-PRO | Strategic Advisers Fidelity U.S. Total Stock Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
StrategicAdvisersShortDurationFund-PRO | Strategic Advisers Short Duration Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
StrategicAdvisersShortDurationFund-PRO | Strategic Advisers Short Duration Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
StrategicAdvisersShortDurationFund-PRO | Strategic Advisers Short Duration Fund | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect an underlying fund's yield.
StrategicAdvisersShortDurationFund-PRO | Strategic Advisers Short Duration Fund | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
StrategicAdvisersShortDurationFund-PRO | Strategic Advisers Short Duration Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Underlying funds that are passively managed attempt to track the performance of an unmanaged index of securities and as such their performance could be lower than actively managed funds, which may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline. In addition, errors in the construction of the index tracked by an underlying passively managed fund may have an adverse impact on the performance of such underlying fund.
StrategicAdvisersShortDurationFund-PRO | Strategic Advisers Short Duration Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease.
StrategicAdvisersShortDurationFund-PRO | Strategic Advisers Short Duration Fund | MultipleSubAdviserRiskMember
Prospectus Line Items
Risk [Text Block]	Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
StrategicAdvisersShortDurationFund-PRO | Strategic Advisers Short Duration Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
StrategicAdvisersShortDurationFund-PRO | Strategic Advisers Short Duration Fund | QuantitativeInvestingMember
Prospectus Line Items
Risk [Text Block]	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
StrategicAdvisersShortDurationFund-PRO | Strategic Advisers Short Duration Fund | InvestingInEtfsMember
Prospectus Line Items
Risk [Text Block]	Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
StrategicAdvisersShortDurationFund-PRO | Strategic Advisers Short Duration Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
StrategicAdvisersShortDurationFund-PRO | Strategic Advisers Short Duration Fund | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
StrategicAdvisersFidelityEmergingMarketsFund-PRO | Strategic Advisers Fidelity Emerging Markets Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
StrategicAdvisersFidelityEmergingMarketsFund-PRO | Strategic Advisers Fidelity Emerging Markets Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
StrategicAdvisersFidelityEmergingMarketsFund-PRO | Strategic Advisers Fidelity Emerging Markets Fund | ForeignAndEmergingMarketsRiskMember
Prospectus Line Items
Risk [Text Block]	Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
StrategicAdvisersFidelityEmergingMarketsFund-PRO | Strategic Advisers Fidelity Emerging Markets Fund | InvestingInEtfsAndClosedEndFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in ETFs and Closed-End Funds. ETFs and closed-end funds may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
StrategicAdvisersFidelityEmergingMarketsFund-PRO | Strategic Advisers Fidelity Emerging Markets Fund | GeographicExposureToTheChinaRegionMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to the China Region. Because the fund invests a meaningful portion of its assets in the China region, the fund's performance is expected to be closely tied to social, political, and economic conditions within the China region and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
StrategicAdvisersFidelityEmergingMarketsFund-PRO | Strategic Advisers Fidelity Emerging Markets Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Underlying funds that are passively managed attempt to track the performance of an unmanaged index of securities and as such their performance could be lower than actively managed funds, which may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline. In addition, errors in the construction of the index tracked by an underlying passively managed fund may have an adverse impact on the performance of such underlying fund.
StrategicAdvisersFidelityEmergingMarketsFund-PRO | Strategic Advisers Fidelity Emerging Markets Fund | IndustryExposureMember
Prospectus Line Items
Risk [Text Block]	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
StrategicAdvisersFidelityEmergingMarketsFund-PRO | Strategic Advisers Fidelity Emerging Markets Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
StrategicAdvisersFidelityEmergingMarketsFund-PRO | Strategic Advisers Fidelity Emerging Markets Fund | MultipleSubAdviserRiskMember
Prospectus Line Items
Risk [Text Block]	Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
StrategicAdvisersFidelityEmergingMarketsFund-PRO | Strategic Advisers Fidelity Emerging Markets Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
StrategicAdvisersFidelityEmergingMarketsFund-PRO | Strategic Advisers Fidelity Emerging Markets Fund | QuantitativeInvestingMember
Prospectus Line Items
Risk [Text Block]	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
StrategicAdvisersFidelityEmergingMarketsFund-PRO | Strategic Advisers Fidelity Emerging Markets Fund | GeographicExposureMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region.
StrategicAdvisersFidelityEmergingMarketsFund-PRO | Strategic Advisers Fidelity Emerging Markets Fund | GeographicExposureToAsiaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Asia. Because an underlying fund invests a meaningful portion of its assets in Asia, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
StrategicAdvisersMunicipalBondFund-PRO | Strategic Advisers Municipal Bond Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
StrategicAdvisersMunicipalBondFund-PRO | Strategic Advisers Municipal Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
StrategicAdvisersMunicipalBondFund-PRO | Strategic Advisers Municipal Bond Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Underlying funds that are passively managed attempt to track the performance of an unmanaged index of securities and as such their performance could be lower than actively managed funds, which may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline. In addition, errors in the construction of the index tracked by an underlying passively managed fund may have an adverse impact on the performance of such underlying fund.
StrategicAdvisersMunicipalBondFund-PRO | Strategic Advisers Municipal Bond Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
StrategicAdvisersMunicipalBondFund-PRO | Strategic Advisers Municipal Bond Fund | MultipleSubAdviserRiskMember
Prospectus Line Items
Risk [Text Block]	Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
StrategicAdvisersMunicipalBondFund-PRO | Strategic Advisers Municipal Bond Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
StrategicAdvisersMunicipalBondFund-PRO | Strategic Advisers Municipal Bond Fund | QuantitativeInvestingMember
Prospectus Line Items
Risk [Text Block]	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
StrategicAdvisersMunicipalBondFund-PRO | Strategic Advisers Municipal Bond Fund | InvestingInEtfsMember
Prospectus Line Items
Risk [Text Block]	Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
StrategicAdvisersMunicipalBondFund-PRO | Strategic Advisers Municipal Bond Fund | MunicipalMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.